NOTE 11 - COMMON AND PREFERRED STOCK TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Common stock issued for services, Shares	50,000	10,831,993
Common stock issued for services, Amount	$ 1,538,351	$ 11,617,252
Gain on forgiveness of debt	43,920
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	37,709,552	15,216,848
Common stock, shares outstanding	37,709,552	15,216,848
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200	200
Preferred stock, shares issued	200	200
Preferred stock, shares outstanding	200	200
The Company issued shares of common stock for acquisition of AFI
Common stock issued for acquisition of Aviation Fuel International, Shares		7,400,000
Common stock issued for acquisition of Aviation Fuel International, Amount		3,774,000
The Company issued shares of common stock to various contract personnel for services provided (1)
Common stock issued for services, Shares		490,000
Common stock issued for services, Amount		1,219,500
The Company issued shares of common stock to two accredited investors in private transactions as payment for services rendered
Common stock issued for services, Shares		2,040,551
Common stock issued for services, Amount		5,101,378
The Company issued shares of common stock for acquisition of interest in AFI South Africa, LLC
Common stock issued for services, Shares		2,063,550
Common stock issued for services, Amount		5,158,875
The Company issued shares of common stock to note holder
Common stock issued for conversion of debt, Shares		55,000
Common stock issued for conversion of debt, Amount		137,500
The Company issued shares of common stock to various contract personnel for services provided (2)
Common stock issued for services, Shares	8,586,102
Common stock issued for services, Amount	1,538,349
The Company issued shares of common stock for conversion of debt and accrued interest
Common stock issued for conversion of debt, Shares	11,189,566
Common stock issued for conversion of debt, Amount	1,380,179
The Company sold shares of common stock for cash
Common stock issued for cash, Shares	2,017,036
Common stock issued for cash, Amount	142,193
The Company issued shares of common stock for the conversion of accrued expenses
Common stock issued for conversion of accrued expenses, Shares	700,000
Common stock issued for conversion of accrued expenses, Amount	$ 70,000